UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Acquirers Small and Micro Deep Value ETF
Formerly Acquirers Deep Value ETF and Roundhill Acquirers Deep Value ETF
DEEP (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Acquirers Small and Micro Deep Value ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://acquirersdeep.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acquirers Small and Micro Deep Value ETF	$89	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to hold deeply undervalued, high-quality, small and micro-capitalization stocks. Small and micro-capitalization stocks with value and quality features rose strongly over the reporting period, recovering from a sharp sell-off in March 2026 to finish the period near their highs.

On a relative performance basis, the Fund outperformed its benchmark, represented by the S&P 500® Index. Against the S&P SmallCap 600® Index, a broad measure of U.S. small-capitalization stocks, the Fund performed broadly in line.  Higher relative exposures to value, size and quality drove the Fund’s outperformance. To maintain value, size and quality exposure, the Fund tends to invest in smaller companies than the benchmark because value and small size tend to be related.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Acquirers Small and Micro Deep Value ETF NAV	22.96	6.03	8.40
S&P 500 TR	20.38	12.79	15.37
Deep Value-Acquirers Deep Value Blended Index	24.40	6.87	9.18
S&P 600 (TR)	24.08	6.92	10.54
Acquirers Small and Micro Deep Value ETF	PAGE 1	TSR-AR-26922A701

Visit https://acquirersdeep.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$28,335,802
Number of Holdings	101
Net Advisory Fee	$211,176
Portfolio Turnover	116%
30-Day SEC Yield	1.24%
30-Day SEC Yield Unsubsidized	1.24%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
RCM Technologies, Inc.	1.5%
TriNet Group, Inc.	1.5%
Karooooo Ltd.	1.4%
Gran Tierra Energy, Inc.	1.3%
BlueLinx Holdings, Inc.	1.3%
WisdomTree, Inc.	1.3%
AMC Global Media, Inc. - Class A	1.3%
Safe Bulkers, Inc.	1.2%
Bloomin’ Brands, Inc.	1.2%
Acadian Asset Management, Inc.	1.2%
Sector Breakdown (% of Net Assets)
HOW HAS THE FUND CHANGED?
Subsequent Material Fund Changes:
Subsequent to the reporting period, the ETF Series Solutions Board approved changes to the Fund that are expected to become effective on or about December 23, 2026. The Fund’s name will change from the Acquirers Small and Micro Deep Value ETF to the ETC Acquirers Small and Micro Deep Value ETF and the Fund will hire a Sub-Adviser, Acquirers Funds, LLC. The Fund’s management fee will be reduced 0.01% from 0.80% to 0.79% and the Fund’s investment objective will change from seeking to track the performance, before fees and expenses, of the Acquirers Deep Value Index to seeking long-term capital appreciation.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://acquirersdeep.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Acquirers Small and Micro Deep Value ETF	PAGE 2	TSR-AR-26922A701

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$15,500	$15,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Acquirers Small and Micro Deep Value ETF (Ticker: DEEP)
Annual Financial Statements and Additional Information
August 31, 2026

Acquirers Small and Micro Deep Value ETF
Schedule of Investments
August 31, 2026

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 7.2%
AMC Global Media, Inc. - Class A(a)	28,833	$363,007
Bumble, Inc. - Class A(a)	92,206	252,644
CarGurus, Inc.(a)	9,092	324,221
Grandstand Ltd.(a)	114,782	212,347
IDT Corp. - Class B	4,939	336,939
Shutterstock, Inc.	20,276	112,329
Travelzoo(a)	24,898	161,339
Yelp, Inc.(a)	11,806	263,864
		2,026,690
Consumer Discretionary - 25.4%(b)
Afya Ltd. - Class A	19,516	284,934
Arcos Dorados Holdings, Inc. - Class A	31,925	252,846
Betterware de Mexico SAPI de CV	15,193	241,265
Bloomin’ Brands, Inc.(a)	33,862	348,779
Brightstar Lottery PLC	24,132	271,968
Buckle, Inc.	6,015	256,239
Build-A-Bear Workshop, Inc.	8,432	255,237
Caleres, Inc.	20,771	252,991
Ethan Allen Interiors, Inc.	12,892	304,896
G-III Apparel Group Ltd.	7,771	253,257
Harley-Davidson, Inc.	10,573	291,815
Hovnanian Enterprises, Inc. - Class A(a)	2,071	257,073
Kohl’s Corp.	15,822	281,948
MasterCraft Boat Holdings, Inc.(a)	11,719	272,818
Monarch Casino & Resort, Inc.	2,085	251,138
Nathan’s Famous, Inc.	2,663	260,601
Oxford Industries, Inc.	7,500	287,175
Papa John’s International, Inc.	7,438	174,644
Perdoceo Education Corp.	8,521	283,238
RCI Hospitality Holdings, Inc.	9,654	281,221
Sally Beauty Holdings, Inc.(a)	19,722	323,046
Shoe Station Group, Inc.	17,122	234,571
Smith & Wesson Brands, Inc.	16,899	214,955
United Parks & Resorts, Inc.(a)	5,852	234,138
Winnebago Industries, Inc.	9,520	286,457
WW International, Inc.(a)	14,272	238,200
XPEL, Inc.(a)	6,005	295,806
		7,191,256
Consumer Staples - 6.5%
BellRing Brands, Inc.(a)	28,851	310,725
John B Sanfilippo & Son, Inc.	3,460	254,967
MGP Ingredients, Inc.	16,491	273,916
Nu Skin Enterprises, Inc. - Class A	54,368	254,986
Oddity Tech Ltd. - Class A(a)	20,966	301,910
Simply Good Foods Co.(a)	21,645	247,835
USANA Health Sciences, Inc.(a)	14,456	206,143
		1,850,482
Energy - 10.8%
Ardmore Shipping Corp.	16,201	281,735
GeoPark Ltd.	26,847	295,317

	Shares	Value
Gran Tierra Energy, Inc.(a)	37,519	$380,818
PrimeEnergy Resources Corp.(a)	1,570	331,396
RPC, Inc.	41,643	271,929
SandRidge Energy, Inc.	19,239	271,655
StealthGas, Inc.(a)	32,975	315,241
Teekay Corp. Ltd.	23,133	304,430
Teekay Tankers Ltd.	3,667	328,710
VAALCO Energy, Inc.	49,297	292,824
		3,074,055
Financials - 11.5%
Acadian Asset Management, Inc.	3,680	346,656
Donnelley Financial Solutions, Inc.(a)	6,949	335,637
Euronet Worldwide, Inc.(a)	4,145	288,119
NMI Holdings, Inc.(a)	7,282	322,957
OppFi, Inc.(a)	32,775	227,131
PROG Holdings, Inc.	7,102	270,799
Regional Management Corp.	7,337	235,444
Universal Insurance Holdings, Inc.	7,166	307,995
Western Union Co.	38,333	274,464
WisdomTree, Inc.	15,108	363,498
World Acceptance Corp.(a)	1,534	281,965
		3,254,665
Health Care - 7.2%
AMN Healthcare Services, Inc.(a)	8,810	302,007
Amphastar Pharmaceuticals, Inc.(a)	14,510	326,910
Harmony Biosciences Holdings, Inc.(a)	8,201	322,956
Inmode Ltd.(a)	20,322	304,017
NRC Health	14,698	307,776
SIGA Technologies, Inc.	63,144	198,272
Utah Medical Products, Inc.	4,094	291,206
		2,053,144
Industrials - 23.7%
Apogee Enterprises, Inc.	6,613	258,304
Atkore International Group, Inc.	3,354	314,236
BlueLinx Holdings, Inc.(a)	4,742	377,605
Boise Cascade Co.	3,656	285,205
Costamare, Inc.	17,975	274,658
Danaos Corp.	2,170	328,712
Ennis, Inc.	13,302	283,865
Euroseas Ltd.	4,059	311,853
Global Industrial Co.	8,327	325,586
Global Ship Lease, Inc. - Class A	7,184	320,047
Hudson Technologies, Inc.(a)	46,108	246,217
Insteel Industries, Inc.	9,382	282,398
Janus International Group, Inc.(a)	50,304	249,508
Kforce, Inc.	6,013	346,228
Omega Flex, Inc.	8,666	230,862
Power Solutions International, Inc.(a)	6,812	247,344
RCM Technologies, Inc.(a)	10,251	426,442
Resources Connection, Inc.	64,522	270,347
Safe Bulkers, Inc.	40,950	353,398
Tecnoglass Holdings, Inc.	5,937	235,699

The accompanying notes are an integral part of these financial statements.

1

Acquirers Small and Micro Deep Value ETF
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
TriNet Group, Inc.	6,026	$423,568
Wabash National Corp.	24,025	324,097
		6,716,179
Information Technology - 4.3%
Consensus Cloud Solutions, Inc.(a)	7,994	305,770
Hackett Group, Inc.	26,243	294,184
Karooooo Ltd.	5,829	387,687
Photronics, Inc.(a)	8,112	228,272
		1,215,913
Materials - 3.1%
Alpha Metallurgical Resources, Inc.(a)	1,469	346,243
Ferroglobe PLC	70,178	288,432
Sylvamo Corp.	6,882	247,201
		881,876
TOTAL COMMON STOCKS (Cost $27,063,927)		28,264,260
CONTINGENT VALUE RIGHTS - 0.0%(c)
Materials - 0.0%(c)
Resolute Forest Products, Inc.(a)(d)	17,062	171
TOTAL CONTINGENT VALUE RIGHTS (Cost $46,068)		171
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.60%(e)	49,055	49,055
TOTAL MONEY MARKET FUNDS (Cost $49,055)		49,055
TOTAL INVESTMENTS - 99.9% (Cost $27,159,050)		$28,313,486
Other Assets in Excess of Liabilities - 0.1%		22,316
TOTAL NET ASSETS - 100.0%		$28,335,802

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $171 or 0.0% of net assets as of August 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026

ASSETS:
Investments, at value	$28,313,486
Dividends receivable	41,557
Total assets	28,355,043
LIABILITIES:
Payable to Adviser	19,241
Total liabilities	19,241
NET ASSETS	$28,335,802
Net Assets Consist of:
Paid-in capital	$82,775,900
Total distributable earnings/(accumulated losses)	(54,440,098)
Total net assets	$28,335,802
Net assets	$28,335,802
Shares issued and outstanding (unlimited shares authorized without par value)	650,000
Net asset value per share	$43.59
Cost:
Investments, at cost	$27,159,050

The accompanying notes are an integral part of these financial statements.

3

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
Statement of Operations
For the Year Ended August 31, 2026

INVESTMENT INCOME:
Dividend income	$688,692
Less: dividend withholding taxes	(9,938)
Total investment income	678,754
EXPENSES:
Investment advisory fee	211,176
Total expenses	211,176
Net investment income (loss)	467,578
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,553,809
In-kind redemptions	687,777
Net realized gain (loss)	3,241,586
Net change in unrealized appreciation (depreciation) on:
Investments	1,643,969
Net change in unrealized appreciation (depreciation)	1,643,969
Net realized and unrealized gain (loss)	4,885,555
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,353,133

The accompanying notes are an integral part of these financial statements.

4

Acquirers Small and Micro Deep Value ETF
Statements of Changes in Net Assets

	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$467,578	$516,110
Net realized gain (loss)	3,241,586	1,132,867
Net change in unrealized appreciation (depreciation)	1,643,969	(1,569,986)
Net increase (decrease) in net assets from operations	5,353,133	78,991
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(545,273)	(615,107)
Total distributions to shareholders	(545,273)	(615,107)
CAPITAL TRANSACTIONS:
Shares sold	1,850,000	3,266,960
Shares redeemed	(7,297,340)	(6,434,865)
ETF transaction fees (See Note 6)	—	4
Net increase (decrease) in net assets from capital transactions	(5,447,340)	(3,167,901)
NET INCREASE (DECREASE) IN NET ASSETS	(639,480)	(3,704,017)
NET ASSETS:
Beginning of the year	28,975,282	32,679,299
End of the year	$ 28,335,802	$28,975,282
SHARES TRANSACTIONS
Shares sold	50,000	100,000
Shares redeemed	(200,000)	(200,000)
Total increase (decrease) in shares outstanding	(150,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

5

Acquirers Small and Micro Deep Value ETF
Financial Highlights

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$36.22	$36.31	$34.00	$31.35	$35.52
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.68	0.63	0.55	0.56	0.40
Net realized and unrealized gain (loss) on investments(b)	7.50	0.02	2.32	2.59	(4.13)
Total from investment operations	8.18	0.65	2.87	3.15	(3.73)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.81)	(0.74)	(0.56)	(0.50)	(0.44)
Total distributions	(0.81)	(0.74)	(0.56)	(0.50)	(0.44)
ETF transaction fees per share	—	0.00(c)	0.00(c)	—	—
Net asset value, end of year	$43.59	$36.22	$36.31	$34.00	$31.35
Total return	22.96%	1.98%	8.48%	10.18%	−10.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$28,336	$28,975	$32,679	$40,805	$43,894
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of excise tax expenses to average net assets	—%	0.00%(e)	—%	—%	—%
Ratio of net investment income (loss) to average net assets	1.77%	1.86%	1.60%	1.75%	1.19%
Portfolio turnover rate(d)	116%	140%	118%	126%	119%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

6

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
NOTE 1 – ORGANIZATION
Acquirers Small and Micro Deep Value ETF (the “Fund”), formerly Acquirers Deep Value ETF and Roundhill Acquirers Deep Value ETF, is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the Acquirers Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.
The end of the reporting period for the Fund is August 31, 2026. The current fiscal period is the period from September 1, 2025 through August 31, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, closed-end funds and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,264,260	$—	$—	$28,264,260
Contingent Value Rights	—	—	171	171
Money Market Funds	49,055	—	—	49,055
Total Investments	$ 28,313,315	$—	$171	$28,313,486

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
Fair valuation inputs and a Level 3 reconciliation of investments are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local income and excise tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

8

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are declared and paid by the Fund on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and prior year partnership true ups. During the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(495,997)	$495,997

I.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Co-Chief Executive Officers of the Adviser who collectively serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Other than those disclosed below, there were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Subsequent to the reporting period, the Board approved changes to the Fund that are expected to become effective on or about December 23, 2026. The Fund’s name will change from the Acquirers Small and Micro Deep Value ETF to the ETC Acquirers Small and Micro Deep Value ETF and the Fund will hire a Sub-Adviser, Acquirers Funds, LLC. The Fund’s management fee will be reduced 0.01% from 0.80% to 0.79% and the Fund’s investment objective will change from seeking to track the performance, before fees and expenses, of the Acquirers Deep Value Index, to seeking long-term capital appreciation.
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution

9

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.
Acquirers Funds, LLC (the “Sponsor”), acting as the Index Provider for the Fund, has entered into a licensing and expense reimbursement agreement with the Adviser, pursuant to which the Sponsor agrees to license the use of the Index to the Adviser for the Fund. The Sponsor also provides marketing support for the Fund, including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of the Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Index. The Sponsor is a registered investment adviser that provides advisory services to ETFs, but does not act as an investment adviser or otherwise provide investment advice to the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $30,444,564 and $31,863,773, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,839,042 and $5,722,809, respectively.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at August 31, 2026 were as follows:

Tax cost of investments	$27,429,754
Gross tax unrealized appreciation	4,398,073
Gross tax unrealized depreciation	(3,514,341)
Net tax unrealized appreciation (depreciation)	883,732
Undistributed ordinary income	71,245
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(55,395,075)
Distributable earnings (accumulated losses)	$(54,440,098)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which

10

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2026, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of August 31, 2026, the Fund had a short-term capital loss carryforward of $38,053,997 and a long-term capital loss carryforward of $17,341,078. These amounts do not have an expiration date. During the current fiscal year, the Fund utilized $3,351,637 of short-term capital loss carryforward and $0 of long-term capital loss carryforward that was available as of August 31, 2025.
The tax character of distributions paid by the Fund during the years ended August 31, 2026 and August 31, 2025 was as follows:

	Year Ended August 31,
	2026	2025
Ordinary Income	$545,273	$615,107

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

11

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Acquirers Small and Micro Deep Value ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Acquirers Small and Micro Deep Value ETF (the “Fund”), a series of ETF Series Solutions, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 28, 2026

12

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended August 31, 2026, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended August 31, 2026 was 96.01%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

13

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	11/6/2026

* Print the name and title of each signing officer under his or her signature.